SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Schedule of the Company's share-based compensation expense by types of award
	2011	2012	2013
	$	$	$

Share options	2,167,209	2,163,693	2,756,308
Restricted shares	5,791,225	3,835,734	2,911,538
Total share-based compensation expense	7,958,434	5,999,427	5,667,846

Summary of restricted share activity
		Weighted
	Number of	average grant
	shares	date fair value

Non-vested at January 1, 2013	40,464,927	$0.29
Granted	13,943,150	$0.16
Vested	(10,749,320)	$0.46
Forfeited	(5,474,875)	$0.26
Nonvested at December 31, 2013	38,183,882	$0.19

Summary of share option activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at December 31,2012	99,161,181	$0.25	3.70
Granted	53,599,950	$0.10
Exercised	(8,320,750)	$0.11
Forfeited	(15,354,646)	$0.32
Options outstanding at December 31, 2013	129,085,735	$0.19	3.58	17,898,415
Options vested or expected to vest at December 31, 2013	100,118,977	$0.22	3.41	12,688,649
Options exercisable at December 31, 2013	37,698,195	$0.35	2.38	2,549,182

Schedule of weighted average assumptions used to calculate the grant date fair value of share options
	2011	2012	2013
Risk free rate of return	0.96%	0.32%	0.39%
Expected term	3.50	3.50	3.50
Volatility ratio	74.04%	74.78%	74.51%
Dividend yield	—	—	—